STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income
Interest income	$ 207	$ 11,552
Miscellaneous income	52	93
Total income	259	11,645
Share of income from operating limited partnerships	0	82,451
Expenses
Professional fees	19,453	60,476
Partnership management fee	14,370	36,859
General and administrative expenses	19,843	175,580
Operating expenses	53,666	272,915
NET INCOME (LOSS)	(53,407)	(178,819)
Net income (loss) allocated to general partner	(534)	(2,102,367)
Net income (loss) allocated to limited partners	(52,873)	1,923,548
Net income (loss) per BAC (in dollars per unit)	(0.01)	0.20
Series One [Member]
Income
Interest income	0	56
Miscellaneous income	0	0
Total income	0	56
Share of income from operating limited partnerships	0	5,000
Expenses
Professional fees	0	11,744
Partnership management fee	0	7,687
General and administrative expenses	0	29,999
Operating expenses	0	49,430
NET INCOME (LOSS)	0	(44,374)
Net income (loss) allocated to general partner	0	(2,506,279)
Net income (loss) allocated to limited partners	0	2,461,905
Net income (loss) per BAC (in dollars per unit)	0	1.90
Series Two [Member]
Income
Interest income	0	3,650
Miscellaneous income	0	0
Total income	0	3,650
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	9,951
Partnership management fee	0	15,734
General and administrative expenses	0	36,501
Operating expenses	0	62,186
NET INCOME (LOSS)	0	(58,536)
Net income (loss) allocated to general partner	0	55,467
Net income (loss) allocated to limited partners	0	(114,003)
Net income (loss) per BAC (in dollars per unit)	0	(0.14)
Series Three [Member]
Income
Interest income	207	505
Miscellaneous income	52	93
Total income	259	598
Share of income from operating limited partnerships	0	65,458
Expenses
Professional fees	19,453	16,575
Partnership management fee	14,370	33,011
General and administrative expenses	19,843	43,342
Operating expenses	53,666	92,928
NET INCOME (LOSS)	(53,407)	(26,872)
Net income (loss) allocated to general partner	(534)	(269)
Net income (loss) allocated to limited partners	(52,873)	(26,603)
Net income (loss) per BAC (in dollars per unit)	(0.02)	(0.01)
Series Four [Member]
Income
Interest income	0	6,504
Miscellaneous income	0	0
Total income	0	6,504
Share of income from operating limited partnerships	0	11,993
Expenses
Professional fees	0	12,363
Partnership management fee	0	(30,795)
General and administrative expenses	0	31,518
Operating expenses	0	13,086
NET INCOME (LOSS)	0	5,411
Net income (loss) allocated to general partner	0	235,466
Net income (loss) allocated to limited partners	0	(230,055)
Net income (loss) per BAC (in dollars per unit)	0	(0.08)
Series Five [Member]
Income
Interest income	0	837
Miscellaneous income	0	0
Total income	0	837
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	9,843
Partnership management fee	0	11,222
General and administrative expenses	0	34,220
Operating expenses	0	55,285
NET INCOME (LOSS)	0	(54,448)
Net income (loss) allocated to general partner	0	37,259
Net income (loss) allocated to limited partners	0	(91,707)
Net income (loss) per BAC (in dollars per unit)	0	(0.19)
Series Six [Member]
Income
Interest income	0	0
Miscellaneous income	0	0
Total income	0	0
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	0
Partnership management fee	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	75,989
Net income (loss) allocated to limited partners	$ 0	$ (75,989)
Net income (loss) per BAC (in dollars per unit)	0	(0.06)